Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) - Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 20,088,970
Trade and other receivables	15,840,649
Inventories	5,693,644
Property, plant and equipment	81,985,622
Intangible assets	31,354,386
Others	24,945,922
Trade and other payables	(19,755,598)
Borrowings and bonds payables	(24,157,174)
Others	(3,963,201)
Fair value of identifiable net assets acquired	132,033,220
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	349,496	$ 11,685
Trade and other receivables	371,144	12,409
Inventories	403,887	13,503
Property, plant and equipment	683,207	22,842
Intangible assets	128,900	4,310
Others	237,766	7,949
Trade and other payables	(224,295)	(7,499)
Borrowings and bonds payables	(951,519)	(31,813)
Others	(148,723)	(4,972)
Fair value of identifiable net assets acquired	849,863	28,414
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	23,197	776
Trade and other receivables	5,732	192
Inventories	11,033	369
Property, plant and equipment	1,361,572	45,522
Intangible assets	290,757	9,721
Others	317,888	10,628
Trade and other payables	(133,278)	(4,456)
Borrowings and bonds payables	(1,371,395)	(45,851)
Others	(290,273)	(9,705)
Fair value of identifiable net assets acquired	215,233	7,196
UGPL [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	108,718	3,635
Trade and other receivables	58,713	1,963
Inventories	229	8
Property, plant and equipment	525,048	17,554
Intangible assets	11,704	391
Others	99,112	3,314
Trade and other payables	(217,887)	(7,285)
Borrowings and bonds payables	(190,737)	(6,377)
Others	(63,708)	(2,130)
Fair value of identifiable net assets acquired	$ 331,192	$ 11,073